Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2017
Personnel expenses
Schedule of detail of personnel expenses

	2015	2016	2017

Wages and salaries	5,211	5,542	6,300
Social security costs	912	1,037	1,105
Service expense related to defined contribution pension plan (Note 24)	272	300	330
Service expense related to defined benefit pension plan (Note 24)	188	201	146
Share-based payments	161	131	283
Other staff costs	1,547	1,474	1,289
Bonus and benefits granted to employees	2,334	2,787	3,295
	10,625	11,472	12,748

Schedule of bonus payment percentages and deferral periods

Beneficiaries	Immediate Payment
(millions of Euros)	Percentage	Deferred Percentage	Deferral period

Executive officers and members of the identified staff with total variable remuneration ≥ 2.7	40%	60%	5 years
Executives officers and members of the identified staff with total variable remuneration ≥ 1.7 (< 2.7)	50%	50%	5 years
Other beneficiaries	60%	40%	3 years